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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	Aug 10, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table value Total:	$47,993                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORPORATION                COM              00130H105      234 6510.000 SH       SOLE                  200.000          6310.000
ALTERA CORPORATION             COM              021441100      652 22100.000SH       SOLE                 8000.000         14100.000
AMERICAN FILM TECH NEW         COM              026038307        0 100000.000SH      SOLE                                 100000.000
AMERICREDIT CORP COM           COM              03060R101      344 5725.000 SH       SOLE                                   5725.000
ANALOG DEVICE INC              COM              032654105      253 5500.000 SH       SOLE                 4500.000          1000.000
AOL TIME WARNER INC            COM              02364J104      728 16140.000SH       SOLE                                  16140.000
BROADCOM CORP CLA CLASS A      COM              111320107      264 6160.000 SH       SOLE                 1500.000          4660.000
CALPINE CORPORATION            COM              131347106      390 12958.000SH       SOLE                  590.000         12368.000
CHECK POINT SOFTWARE ORD       COM              M22465104      244 6135.000 SH       SOLE                                   6135.000
CISCO SYSTEM INC               COM              17275R102     7228 402008.700SH      SOLE                20000.000        381978.700
E M C CORP MASS                COM              268648102     3842 209948.280SH      SOLE                10000.000        199948.280
GENERAL ELECTRIC CO            COM              369604103     1930 46342.500SH       SOLE                                  46342.500
HEWLETT PACKARD                COM              428236103      238 9624.000 SH       SOLE                                   9624.000
INTEL CORP                     COM              458140100     5221 176317.000SH      SOLE                15000.000        161317.000
JDS UNIPHASE CORPORATION       COM              46612J101     1512 165437.462SH      SOLE                19415.000        146022.462
KOHLS CORP                     COM              500255104      804 13771.000SH       SOLE                                  13771.000
LUCENT TECHNOLOGIES INC        COM              549463107      163 25243.250SH       SOLE                                  25138.250
MAXIM INTEGRATED PRODUCTS, INC COM              57772K101      237 5050.000 SH       SOLE                 4300.000           750.000
MICROSOFT CP WASH              COM              594918104     2016 31078.355SH       SOLE                                  31003.355
NASDAQ 100 TR SR 1             COM              631100104     1273 31432.000SH       SOLE                12722.000         18710.000
NETWORK APPLIANCE              COM              64120l104     1258 90611.000SH       SOLE                15140.000         75471.000
NOKIA CORP SPON ADR            COM              654902204     2237 111291.000SH      SOLE                 8700.000        102591.000
NORTEL NETWORKS CORP HLDG CO   COM              656568102      215 28168.000SH       SOLE                12000.000         16168.000
PMC SIERRA INC                 COM              69344F106     1457 41484.000SH       SOLE                 5055.000         36429.000
QLOGIC CORP                    COM              747277101      815 21400.000SH       SOLE                 3700.000         17700.000
RELIANCE GROUP HLDGS INC       COM              759464100        2 200000.000SH      SOLE                                 200000.000
S&P 500 DEPOSITORY RECPTS/SPDR COM              78462F103      437 3685.000 SH       SOLE                  780.000          2905.000
SANMINA CORP                   COM              800907107     1394 65225.000SH       SOLE                 6600.000         58625.000
SCHWAB CHARLS CP NEW           COM              808513105      384 27302.000SH       SOLE                                  27302.000
SECTOR SPDR FINANCIAL SELECT   COM              81369Y605      565 20450.000SH       SOLE                20450.000
SECTOR SPDR TECH SELECT        COM              81369Y803      853 33350.000SH       SOLE                27750.000          5600.000
SIEBEL SYSTEMS, INC            COM              826170102      282 9200.000 SH       SOLE                 3000.000          6200.000
SNAP ON INC                    COM              833034101      264 10361.219SH       SOLE                                  10361.219
SOLECTRON                      COM              834182107     1473 85657.000SH       SOLE                 7000.000         78657.000
SUN MICROSYSTEMS               COM              866810104     4527 262458.000SH      SOLE                20200.000        242258.000
TEXAS INSTRUMENTS  INC         COM              882508104     1672 49668.500SH       SOLE                 7500.000         42168.500
TYCO                           COM              902124106      301 5685.000 SH       SOLE                                   5685.000
VITESSE SEMICONDUCTOR CP       COM              928497106     1809 94077.000SH       SOLE                10525.000         83552.000
XILINX, INC                    COM              983919101      475 12275.000SH       SOLE                 9500.000          2775.000
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